Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

5. Related Party Transactions

Administrative Service, Management and Consulting Arrangements

The Company is subject to a seven-year Amended and Restated Management Consulting Agreement with Apollo (the "Management Consulting Agreement") that terminates on May 31, 2012 with an automatic one year extension provided on an annual basis, unless notice to the contrary is given by either party. Under the Management Consulting Agreement, the Company receives certain structuring and advisory services from Apollo and its affiliates. The Management Consulting Agreement provides indemnification to Apollo, its affiliates and their directors, officers and representatives for potential losses arising from these services. Apollo is entitled to an annual fee equal to the greater of $3 or 2% of the Company's Adjusted EBITDA. Apollo elected to waive payment of any portion of the annual fee due in excess of $3 for the years ended December 31, 2011 and 2010. Due to the economic downturn, Apollo elected to waive payment of the 2009 fee in its entirety.

During the years ended December 31, 2011, 2010 and 2009, the Company recognized expense under the Management Consulting Agreement of $3, $3 and $0, respectively. These amounts are included in Other operating expense, net in the Company's Consolidated Statements of Operations.

Apollo Notes Registration Rights Agreements

On November 5, 2010, in connection with the issuance of the Company's 9.00% Second-Priority Senior Secured Notes due 2020, the Company entered into a separate registration rights agreement with an affiliate of Apollo. The registration rights agreement gives Apollo the right to make three requests by written notice to the Company specifying the maximum aggregate principal amount of notes to be registered. The agreement requires the Company to file a registration statement with respect to the notes it issued to Apollo as promptly as possible following receipt of each such notice. There are no cash or additional penalties under the registration rights agreement resulting from delays in registering the notes.

In September 2011, the Company filed a registration statement on Form S-1 with the SEC to register the resale of $134 of Second-Priority Senior Secured Notes due 2020 held by an affiliate of Apollo.

Shared Services Agreement

On October 1, 2010, in connection with the closing of the Momentive Combination, the Company entered into the Shared Services Agreement with MPM. Pursuant to the Shared Services Agreement, the Company will provide to MPM, and MPM provides to the Company, certain services, including, but not limited to, executive and senior management, administrative support, human resources, information technology support, accounting, finance, legal and procurement services. The Shared Services Agreement establishes certain criteria upon which the costs of such services will be allocated between the Company and MPM. Allocation of service costs not demonstrably attributable to either the Company or MPM will initially be 51% to the Company and 49% to MPM, except to the extent that 100% of any cost was demonstrably attributable to or for the benefit of either MPM or the Company, in which case the total cost was allocated 100% to such party. The Shared Services Agreement remains in effect until terminated according to its terms. MPM or the Company may terminate the agreement for convenience, without cause, by giving written notice not less than thirty (30) days prior to the effective date of termination. It is also anticipated that the Company and MPM will cooperate to achieve favorable pricing with respect to purchases of raw materials and logistics services.

Pursuant to this agreement, during the years ended December 31, 2011 and 2010, the Company incurred approximately $170 and $42, respectively, of costs for shared services and MPM incurred approximately $151 and $43, respectively, of costs for shared services (excluding, in each case, costs allocated 100% to one party), including shared service true-up billings in 2011. During the year ended December 31, 2011, the Company realized approximately $29 in cost savings as a result of the Shared Services Agreement. In the fourth quarter of 2011, the Company billed MPM approximately $7, which represents a true-up payment, to bring the percentage of total net incurred costs for shared services for the year ended December 31, 2011 under the Shared Services Agreement to 51% for the Company and 49% for MPM as well as costs allocated 100% to one party. Of the $7, $5 should have been billed to MPM in the second and third quarter of 2011. The out of period income of $2 and $3 was not material to the second or third quarters ending June 30, 2011 and September 30, 2011, respectively. The true-up amount is included in Selling, general and administrative expense in the Consolidated Statements of Operations. The Company had accounts receivable of $15 and $0 as of December 31, 2011 and 2010, respectively, and accounts payable to MPM of $3 and $1 at December 31, 2011 and 2010, respectively.

Apollo Advance

 In connection with the terminated Huntsman merger and related litigation settlement agreement and release among the Company, Huntsman and other parties entered into on December 14, 2008, the Company paid Huntsman $225. The settlement payment was funded to the Company by an advance from Apollo, while reserving all rights with respect to reallocation of the payments to other affiliates of Apollo. Under the provisions of the settlement agreement and release, the Company is contractually obligated to reimburse Apollo for any insurance recoveries on the $225 settlement payment, net of expense incurred in obtaining such recoveries. Apollo has agreed that the payment of any such insurance recoveries will satisfy the Company's obligation to repay amounts received under the $225 advance. The Company has recorded the $225 settlement payment advance as a long-term liability at December 31, 2011. As of December 31, 2011, the Company has not recovered any insurance proceeds related to the $225 settlement payment.

In April 2012, the Company agreed to a settlement with its insurers to recover $10 in proceeds associated with the $225 settlement payment paid to Huntsman in 2008.

Preferred Equity Commitment and Issuance

In addition, pursuant to the settlement agreement and release, certain affiliates of Apollo entered into a commitment with the Company and MSC Holdings pursuant to which they committed to purchase for $200, subject to adjustments, preferred units and warrants to purchase 28,785,935 common units of MSC Holdings by December 31, 2011. On October 1, 2010, at the time of the closing of the Momentive Combination, Apollo's commitment to purchase preferred units and warrants to purchase common units of MSC Holdings was amended to become a commitment to purchase preferred units and warrants to purchase common units of Momentive Holdings. Momentive Holdings agreed to contribute any proceeds from the issuance of preferred or common units under this agreement as a capital contribution to MSC Holdings, and MSC Holdings agreed to contribute such amounts as a capital contribution to the Company.

Prior to the purchase of all the preferred shares and warrants, certain affiliates of Apollo committed to provide liquidity facilities up to $200 to MSC Holdings or the Company on an interim basis. In connection therewith, in 2009, certain affiliates of Apollo extended a $100 term loan to the Company and an affiliate of the Company (the "Term Loan"). Interest expense on the Term Loan incurred during each of the years ended December 31, 2011, 2010 and 2009 was $3. In addition, the Company sold trade accounts receivable to affiliates of Apollo pursuant to these liquidity facilities. The available borrowings under these liquidity facilities increased on a dollar for dollar basis as the sold receivables were collected.

In December, 2011, the Company repaid the Term Loan, plus accrued interest. In conjunction with the Term Loan repayment, Momentive Holdings issued 28,785,935 preferred units and 28,785,935 warrants to purchase common units of Momentive Holdings to affiliates of Apollo for a purchase price of $205 (the "Preferred Equity Issuance"), representing the initial $200 face amount, plus amounts earned from the interim liquidity facilities discussed above, less related fees and expenses. Momentive Holdings contributed $189 of the proceeds from the Preferred Equity Issuance to MSC Holdings and MSC Holdings contributed the amount to the Company. The remaining $16 was held in a reserve account at December 31, 2011 by Momentive Holdings to redeem any additional preferred units from Apollo equal to the aggregate number of preferred units and warrants subscribed for by all other members of Momentive Holdings.

As of December 31, 2011, the Company has recognized a capital contribution of $204, representing the total proceeds from the Preferred Equity Issuance, less related fees and expenses, of which $16 is recorded as a receivable as of December 31, 2011, as Momentive Holdings is obligated to contribute the remaining $16 to the Company, pursuant to the agreements discussed above. This receivable is included in Other current assets on the Consolidated Balance Sheets.

In January 2012, the remaining $16 of proceeds held in the reserve account were contributed to the Company.

Purchase of MSC Holdings Debt

In 2009, the Company purchased $180 in face value of the outstanding MSC Holdings LLC PIK Facility for $24, including accrued interest. The loan receivable from MSC Holdings has been recorded at its acquisition value of $24 as an addition to the Company's shareholder deficit as MSC Holdings is the Company's parent. In addition, as of December 31, 2011 the Company has not recorded accretion of the purchase discount or interest income as ultimate receipt of these cash flows is under the control of MSC Holdings. The Company will continue to assess the collectibility of these cash flows to determine future amounts to record, if any.

Purchases and Sales of Products and Services with Apollo Affiliates

The Company sells products to certain Apollo affiliates and members of Momentive Holdings. These sales were $2, $3 and $2 for the years ended December 31, 2011, 2010 and 2009, respectively. Accounts receivable from these affiliates were $1 and less than $1 at December 31, 2011 and 2010, respectively. The Company also purchases raw materials and services from certain Apollo affiliates. These purchases were $32, $36 and $8 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company had accounts payable to Apollo affiliates of $1 at both December 31, 2011 and 2010.

Other Transactions and Arrangements

Momentive Holdings purchases insurance policies which also cover the Company and MPM. Amounts are billed to the Company based on the Company's relative share of the insurance premiums. Amounts billed to the Company from Momentive Holdings were $14 for the year ended December 31, 2011. The Company had accounts payable of $3 to Momentive Holdings under these arrangements at December 31, 2011.

The Company sells finished goods to and purchases raw materials from HAI. The Company also provides toll-manufacturing and other services to HAI. Prior to 2010 and the adoption of ASU 2009-17, HAI was consolidated in the Company's Consolidated Financial Statements and these transactions were eliminated in consolidation. Beginning in 2010, the Company's investment in HAI is recorded under the equity method of accounting and the related sales and purchases are not eliminated from the Company's Consolidated Financial Statements. However, any profit on these transactions is eliminated in the Company's Consolidated Financial Statements to the extent of the Company's 50% interest in HAI. Sales to and services provided to HAI were $113 and $96 for the years ended December 31, 2011 and 2010, respectively. Purchases from HAI were $54 and $58 for the years ended December 31, 2011 and 2010, respectively. The Company had accounts receivable from HAI of $14 and $13 and accounts payable to HAI of $4 and $2 at December 31, 2011 and 2010, respectively.

The Company's purchase contracts with HAI represent a significant portion of HAI's total revenue. In addition, the Company has pledged its member interest in HAI as collateral on HAI's revolving line of credit. These factors result in the Company absorbing the majority of the risk to potential losses or gains from a majority of the expected returns. However, the Company does not have the power to direct the activities that most significantly impact HAI, and therefore, does not have a controlling financial interest. The carrying value of HAI's assets were $48 and $42 as of December 31, 2011 and 2010, respectively. The carrying value of HAI's liabilities were $21 and $20 at December 31, 2011 and 2010, respectively.

The Company had a loan receivable from its unconsolidated forest products joint venture in Russia with a carrying value of $3 and $4 at December 31, 2011 and 2010, respectively.